Shareholders' Equity - Share-based Compensation, RSUs Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation, Restricted Stock Awards, Shares Outstanding		32,000,000	25,000,000	14,000,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	8,000,000	12,000,000	15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(5,000,000)	(4,000,000)	(4,000,000)
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited	(1,000,000)	(1,000,000)	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	34,000,000	32,000,000	25,000,000
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, Weighted Average Fair Value	8.68	10.18	15.43
Share Based Compensation, Restricted Stock Units, Granted in Period, Weighted Average Fair Value	10.66	8.56	6.69
Share Based Compensation, Restricted Stock Units, Vested, Weighted Average Fair Value	11.64	18.22	15.17
Share Based Compensation, Restricted Stock Award, Canceled, Weighted Average Fair Value	8.57	10.36	13.94
Outstanding, Weighted Average Fair Value	8.70	8.68	10.18